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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or quarter Ended:       September 30, 2002

Check here if Amendment [ X   ]; Amendment Number: 1
     This Amendment (Check only one.):         [   ] is a restatement.
                                               [ X  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tudor Investment Corporation
Address:          1275 King Street
                  Greenwich, CT 06831

Form 13F File Number:      28-7762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Torell
Title:   Managing Director and Chief Operating Officer
Phone:   (203) 863-6742

Signature, Place, and Date of Signing:

     /s/ John Torell                Greenwich, CT 06831        December 13, 2002
---------------------------         -------------------       -----------------
          [Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Form 13F File Number                    Name
28-5175                                 Tudor Proprietary Trading, L.L.C.

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                              Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers                      1.

     Form 13F Information Table Entry Total                 15

     Form 13F Information Table Value Total          $ 229,878
                                                    (Thousands)

     List of Other Included Managers:

     No.  Form 13F File Number      Name
     1.   28-5175                   Tudor Proprietary Trading, L.L.C.

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                          TUDOR INVESTMENT CORPORATION
               QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
                              AS September 30, 2002

             COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6     COLUMN 7      COLUMN 8
             --------             --------     --------  --------  -------------------     --------     --------      --------
                                                                                        Investment Discretion      Voting Authority
                                                                                        ---------------------      ----------------
                                                          VALUE     SHRS OR  SH/  PUT/  shared-   shared- Manag-
          NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x1000)    PRN AMT  PRN  CALL  defined     other  ers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                       COMMON STOCK  H01301102   57,373   1,480,600  SH      1,365,635    114,965  1  1,365,635    114,965
------------------------------------------------------------------------------------------------------------------------------------
AT&T CANADA INC                 COMMON STOCK  00207Q202   13,662     426,000  SH        123,150    302,850  1    123,150    302,850
------------------------------------------------------------------------------------------------------------------------------------
CHINA YUCHAI INTL LTD           COMMON STOCK  G21082105    3,295     930,893  SH        682,700    248,193  1    682,700    248,193
------------------------------------------------------------------------------------------------------------------------------------
CIA SIDERURGICA NACL-SP ADR     COMMON STOCK  20440W105    5,705     700,000  SH        581,000    119,000  1    581,000    119,000
------------------------------------------------------------------------------------------------------------------------------------
CIA VALE DO RIO DOCE-SP ADR     COMMON STOCK  204412100    1,624      75,000  SH         62,250     12,750  1     62,250     12,750
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC         COMMON STOCK  205862402   11,394   1,630,000  SH      1,459,456    170,544  1  1,459,456    170,544
------------------------------------------------------------------------------------------------------------------------------------
DIAGEO PLC-SPONSORED ADR        COMMON STOCK  25243Q205   73,767   1,478,000  SH      1,363,578    114,422  1  1,363,578    114,422
------------------------------------------------------------------------------------------------------------------------------------
MOORE CORP LTD                  COMMON STOCK  615785102   45,214   4,613,700  SH      4,256,538    357,162  1  4,256,538    357,162
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETRO-NY SHARES     COMMON STOCK  780257804    2,209      55,000  SH         45,650      9,350  1     45,650      9,350
------------------------------------------------------------------------------------------------------------------------------------
SAPPI LTD -SPONSORED ADR        COMMON STOCK  803069202      286      25,000  SH         20,750      4,250  1     20,750      4,250
------------------------------------------------------------------------------------------------------------------------------------
STELMAR SHIPPING LTD            COMMON STOCK  V8726M103    6,174     425,200  SH        352,916     72,284  1    352,916     72,284
------------------------------------------------------------------------------------------------------------------------------------
TRADER CLASSIFIED MEDIA NV-A    COMMON STOCK  89254T102      172      22,500  SH         17,325      5,175  1     17,325      5,175
------------------------------------------------------------------------------------------------------------------------------------
TSAKOS ENERGY NAVIGATION LTD    COMMON STOCK  G9108L108    6,540     600,000  SH        498,000    102,000  1    498,000    102,000
------------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM HIZMET-ADR    COMMON STOCK  900111204      185      15,737  SH         10,229      5,508  1     10,229      5,508
------------------------------------------------------------------------------------------------------------------------------------
VIVENDI UNIVERSAL-SP ADR        COMMON STOCK  92851S204    2,278     200,000  SH        184,897     15,103  1    184,897     15,103
------------------------------------------------------------------------------------------------------------------------------------
Grand Total                                              229,878  12,677,630         11,024,074  1,653,556    11,024,074  1,653,556
------------------------------------------------------------------------------------------------------------------------------------